Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 70.8%
BlackRock Advantage Emerging Markets Fund, Class K	1,230,964	$ 13,355,964
BlackRock Tactical Opportunities Fund, Class K	976,206	13,862,119
Diversified Equity Master Portfolio	$169,559,340	169,559,340
International Tilts Master Portfolio	$42,086,210	42,086,210
iShares Developed Real Estate Index Fund, Class K	1,138,173	11,950,819
iShares MSCI EAFE Small-Cap ETF	186,955	12,656,854
		263,471,306
Fixed-Income Funds — 15.1%
BlackRock Diversified Fixed Income Fund, Class K	2,474,953	24,353,542
BlackRock High Yield Bond Portfolio, Class K	240,469	1,740,995
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	13,357,061
iShares TIPS Bond ETF	151,485	16,734,548
		56,186,146

Security	Shares	Value
Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	15,957,946	$ 15,972,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	47,472,817	47,472,817
		63,445,125
Total Investments — 103.0% (Cost: $311,906,514)		383,102,577
Liabilities in Excess of Other Assets — (3.0)%		(11,207,811)
Net Assets — 100.0%		$ 371,894,766

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 11,704,207	$ 94,802	$ —	$ —	$ 1,556,955	$ 13,355,964	1,230,964	$ 94,802	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	13,425,154	2,540,097 (a)	—	1,564	5,493	15,972,308	15,957,946	55,899 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,773,835	26,698,982 (a)	—	—	—	47,472,817	47,472,817	1,640,318	—
BlackRock Diversified Fixed Income Fund, Class K	16,521,897	7,458,842	—	—	372,803	24,353,542	2,474,953	861,968	—
BlackRock High Yield Bond Portfolio, Class K	2,757,888	600,572	(1,660,252)	72,566	(29,779)	1,740,995	240,469	103,262	—
BlackRock Tactical Opportunities Fund, Class K	12,973,772	—	—	—	888,347	13,862,119	976,206	—	—
Diversified Equity Master Portfolio	129,898,354	11,195,110 (a)(c)	—	13,923,086	14,542,790	169,559,340	$169,559,340	2,229,324	—
International Tilts Master Portfolio	33,467,117	4,058,664 (a)(c)	—	2,149,897	2,410,532	42,086,210	$42,086,210	814,729	—
iShares Developed Real Estate Index Fund, Class K	7,870,546	4,633,703	(1,883,000)	(125,234)	1,454,804	11,950,819	1,138,173	179,897	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,082,778	—	—	—	274,283	13,357,061	118,225	376,603	—
iShares MSCI EAFE Small-Cap ETF	12,449,638	—	(959,266)	135,664	1,030,818	12,656,854	186,955	180,834	—
iShares TIPS Bond ETF	11,515,404	4,770,104	—	—	449,040	16,734,548	151,485	305,144	—
				$ 16,157,543	$ 22,956,086	$ 383,102,577		$ 6,842,780	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	12/12/24	$ 3,531	$ 145,735
S&P/TSE 60 Index	34	12/19/24	7,262	136,890
Ultra U.S. Treasury Bond	19	12/19/24	2,532	(25,445)
E-mini Russell 2000 Index	101	12/20/24	11,358	482,624
MSCI EAFE Index	44	12/20/24	5,473	122,062
MSCI Emerging Markets Index	234	12/20/24	13,721	874,474
S&P 500 Micro E-Mini Index	67	12/20/24	1,948	50,543
				1,786,883
Short Contracts
U.S. Long Bond	10	12/19/24	1,243	4,002
				$ 1,790,885
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,761,303	USD	10,473,071	JPMorgan Chase Bank N.A.	12/18/24	$ 432,124
CAD	4,366,639	USD	3,217,020	Deutsche Bank AG	12/18/24	18,061
CAD	10,152,945	USD	7,479,947	Deutsche Bank AG	12/18/24	41,995
EUR	6,496,341	USD	7,182,190	Morgan Stanley & Co. International PLC	12/18/24	71,786
USD	148,526	JPY	20,729,000	Morgan Stanley & Co. International PLC	12/18/24	2,817
						566,783
USD	40,908	EUR	37,000	Deutsche Bank AG	12/18/24	(407)
						$ 566,376
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,627	$ 479,406	$ —	$ 479,406
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,207	102,781	—	102,781
									$ 582,187	$ —	$ 582,187
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 51,825,756	$ —	$ —	$ 51,825,756
Fixed-Income Funds	56,186,146	—	—	56,186,146
Money Market Funds	63,445,125	—	—	63,445,125
	$171,457,027	$—	$—	171,457,027
Investments Valued at NAV(a)				211,645,550
				$ 383,102,577
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,666,593	$ 727,922	$ —	$ 2,394,515
Foreign Currency Exchange Contracts	—	566,783	—	566,783
Interest Rate Contracts	4,002	—	—	4,002
Liabilities
Foreign Currency Exchange Contracts	—	(407)	—	(407)
Interest Rate Contracts	(25,445)	—	—	(25,445)
	$1,645,150	$1,294,298	$—	$2,939,448

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments